Condensed Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Jul. 25, 2014	Apr. 25, 2014	Apr. 26, 2013
Current assets:
Cash and cash equivalents	$ 1,336	$ 1,403	$ 919
Investments	12,626	12,838	10,211
Accounts receivable	3,690	3,811	3,727
Inventories	1,836	1,725	1,712
Tax assets	599	736	539
Prepaid expenses and other current assets	683	697	744
Total current assets	20,770	21,210	17,852
Property, plant, and equipment	6,541	6,439	6,152
Accumulated depreciation	(4,165)	(4,047)	(3,662)
Property, plant, and equipment, net	2,376	2,392	2,490
Goodwill	10,696	10,593	10,329
Other intangible assets, net	2,341	2,286	2,673
Long-term tax assets	199	300	232
Other assets	1,172	1,162	1,324
Total assets	37,554	37,943	34,900
Current liabilities:
Short-term borrowings	2,477	1,613	910
Accounts payable	685	742	681
Accrued compensation	787	1,015	1,011
Accrued income taxes	153	164	88
Deferred tax liabilities	19	19	16
Other accrued expenses	1,312	2,006	1,244
Total current liabilities	5,433	5,559	3,950
Long-term debt	10,323	10,315	9,741
Long-term accrued compensation and retirement benefits	680	662	752
Long-term accrued income taxes	1,251	1,343	1,168
Long-term deferred tax liabilities	377	386	340
Other long-term liabilities	242	235	278
Total liabilities	18,306	18,500	16,229
Commitments and contingencies
Shareholders' equity:
Preferred stock	0	0	0
Common stock	99	100	102
Retained earnings	19,637	19,940	19,061
Accumulated other comprehensive loss	(488)	(597)	(492)
Total shareholders' equity	19,248	19,443	18,671
Total liabilities and shareholders' equity	$ 37,554	$ 37,943	$ 34,900